LVIP Nomura U.S. REIT Fund
Schedule of Investments
March 31, 2026 (unaudited)

	Number of Shares	Value (U.S. $)
COMMON STOCK–98.83%
REIT Apartments–11.80%
American Homes 4 Rent Class A	128,845	$3,597,352
AvalonBay Communities, Inc.	47,305	7,727,272
Camden Property Trust	44,443	4,340,303
Equity Residential	125,151	7,402,682
Essex Property Trust, Inc.	27,944	6,762,448
Invitation Homes, Inc.	245,152	6,092,027
Mid-America Apartment Communities, Inc.	38,947	4,756,208
NexPoint Residential Trust, Inc.	15,368	384,200
UDR, Inc.	20,068	677,897
		41,740,389
REIT Diversified–21.85%
Broadstone Net Lease, Inc.	60,537	1,106,011
Digital Realty Trust, Inc.	89,523	16,132,940
EPR Properties	33,910	1,694,144
Equinix, Inc.	26,024	25,509,766
Gaming & Leisure Properties, Inc.	165,667	7,350,645
Gladstone Commercial Corp.	116,892	1,336,075
InvenTrust Properties Corp.	7,012	213,585
Lamar Advertising Co. Class A	35,876	4,544,054
Outfront Media, Inc.	158,668	4,204,702
VICI Properties, Inc.	471,512	12,881,708
WP Carey, Inc.	33,985	2,309,621
		77,283,251
REIT Health Care–18.69%
Alexandria Real Estate Equities, Inc.	69,228	3,213,564
American Healthcare REIT, Inc.	21,365	1,007,573
CareTrust REIT, Inc.	138,745	5,085,004
Healthpeak Properties, Inc.	173,956	2,858,097
Medical Properties Trust, Inc.	137,928	638,607
National Health Investors, Inc.	24,549	1,985,032
Omega Healthcare Investors, Inc.	89,736	3,932,232
Universal Health Realty Income Trust	22,338	904,019
Ventas, Inc.	126,090	10,311,640
Welltower, Inc.	183,055	36,191,804
		66,127,572
REIT Hotels–6.17%
Apple Hospitality REIT, Inc.	247,028	2,843,292
Chatham Lodging Trust	171,808	1,352,129
DiamondRock Hospitality Co.	116,240	1,089,169
Host Hotels & Resorts, Inc.	333,825	6,396,087
Park Hotels & Resorts, Inc.	145,885	1,536,169
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
REIT Hotels (continued)
RLJ Lodging Trust	62,094	$460,737
Ryman Hospitality Properties, Inc.	60,717	5,602,358
Sunstone Hotel Investors, Inc.	164,299	1,480,334
Xenia Hotels & Resorts, Inc.	71,557	1,061,190
		21,821,465
REIT Manufactured Homes–2.07%
Equity LifeStyle Properties, Inc.	57,021	3,559,251
Sun Communities, Inc.	29,739	3,745,924
		7,305,175
REIT Office Property–2.23%
BXP, Inc.	29,490	1,530,531
COPT Defense Properties	10,155	310,743
Cousins Properties, Inc.	158,501	3,577,367
Orion Properties, Inc.	63,164	135,803
†Piedmont Realty Trust, Inc. Class A	284,136	1,866,773
SL Green Realty Corp.	5,240	193,566
Vornado Realty Trust	10,883	282,849
		7,897,632
REIT Regional Malls–4.92%
Simon Property Group, Inc.	93,401	17,422,089
		17,422,089
REIT Shopping Centers–6.30%
Alexander's, Inc.	819	193,448
Brixmor Property Group, Inc.	225,826	6,503,789
Kimco Realty Corp.	270,851	6,086,022
Kite Realty Group Trust	93,967	2,306,890
Phillips Edison & Co., Inc.	23,026	861,633
Regency Centers Corp.	78,371	5,929,550
SITE Centers Corp.	41,743	225,412
Urban Edge Properties	9,796	195,724
		22,302,468
REIT Single Tenant–5.00%
NNN REIT, Inc.	16,106	676,935
Realty Income Corp.	277,859	16,999,414
		17,676,349
REIT Storage–9.53%
CubeSmart	104,199	3,818,893
Extra Space Storage, Inc.	56,701	7,435,202
Iron Mountain, Inc.	79,790	8,149,751
Public Storage	52,858	14,318,175
		33,722,021
REIT Warehouse/Industry–10.27%
Americold Realty Trust, Inc.	59,000	676,140
EastGroup Properties, Inc.	3,803	703,897
LVIP Nomura U.S. REIT Fund–1

LVIP Nomura U.S. REIT Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
REIT Warehouse/Industry (continued)
First Industrial Realty Trust, Inc.	29,244	$1,691,765
Innovative Industrial Properties, Inc.	20,071	1,006,761
LXP Industrial Trust	15,172	701,857
Prologis, Inc.	204,770	27,066,499
Rexford Industrial Realty, Inc.	86,134	2,819,166
STAG Industrial, Inc.	18,927	682,508
Terreno Realty Corp.	15,948	979,526
		36,328,119
Total Common Stock (Cost $278,247,676)		349,626,530

	Number of Shares	Value (U.S. $)
MONEY MARKET FUND–0.81%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 3.60%)	2,857,661	$2,857,661
Total Money Market Fund (Cost $2,857,661)		2,857,661

TOTAL INVESTMENTS–99.64% (Cost $281,105,337)	352,484,191
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.36%	1,288,071
NET ASSETS APPLICABLE TO 25,228,402 SHARES OUTSTANDING–100.00%	$353,772,262

†Non-income producing.

Summary of Abbreviations:
REIT–Real Estate Investment Trust
LVIP Nomura U.S. REIT Fund–2